Leasing Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Operating Leased Assets [Line Items]
Rent expense, including short-term rentals	$ 4.0	$ 3.5	$ 4.3	$ 0.4	$ 0.5	$ 0.4
Royalty expense recorded in cost of revenue	$ 4.5	$ 3.9	$ 3.1